Summary of Significant Accounting Policies (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 HKD ($)	Apr. 01, 2019 USD ($)
Summary of Significant Accounting Policies [Line Items]
Accounts receivable	$ 1,039,580	$ 793,212
Allowance for doubtful accounts	$ 443,163	535,767
Loans interest rate	6.00%			6.00%	6.00%
Impairment loss		(43,785)
Fixed Business Tax Rate	3.00%			3.00%	3.00%
Operating lease assets and liability						$ 47,000
Cash deposits at bank	$ 986,957	1,511,208
Deposit Insurance Regulation by China [Member]
Summary of Significant Accounting Policies [Line Items]
Cash equivalents	69,249			¥ 0.5
Cash deposits at bank	10,058,751	$ 11,056,255
Hong Kong Deposit Board [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposits at bank	$ 69,249				$ 500,000
Minimum [Member] | Nonconsolidated Investees, Other [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest	20.00%			20.00%	20.00%
Maximum [Member] | Nonconsolidated Investees, Other [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest	50.00%			50.00%	50.00%
General Taxpayer [Member]
Summary of Significant Accounting Policies [Line Items]
VAT rates	6.00%			6.00%	6.00%
Small-Scale Taxpayer [Member]
Summary of Significant Accounting Policies [Line Items]
VAT rates	3.00%			3.00%	3.00%